Regulatory Requirement	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
REGULATORY REQUIREMENT
31.	REGULATORY REQUIREMENT
The Company’s insurance brokerage subsidiary, AMTD RSG, is subject to the Hong Kong Insurance Ordinance, which requires the maintenance of minimum paid-up share capital and net assets of
 HK$100

all the times before January 1, 2022 and HK$300 all the times starting from January 1, 2022 onwards. At April 30, 2021 and 2022, AMTD RSG was in compliance with this requirement.